Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Debt [Table Text Block]
	December 31,
	2015	2014

Japanese yen term loan	183	234
Germany term loan	443	-
Italy term loan	175	220
Malaysia term loan	1	5
Total long term debt	802	458
Less current portion	(209)	(116)
Total long-term portion	592	342

Schedule of f inancial instruments carried at fair value [Table Text Block]
	December 31,
	2015	2014

Investor Warrants	4,205	1,943
Placement Agent Warrants	172	148

Total	4,377	2,092
Less current portion	(172)	-
Total long-term portion	4,205	2,092

Schedule Of Long-term Debt, Debentures And Financial InstrumentsMaturities [Table Text Block]
2016	382
2017	1,901
2018	2,698
2019	117
2020	83
Total	5,179

Long Term Debt Schedule 2 [Table Text Block]
	Initial Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	2.10%

Long Term Debt Schedule 3 [Table Text Block]
	Initial Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	10,000,000	March 31, 2015	2.30%
	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	2.10%